Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets
Schedule of intangible assets

	Computer			Customer
	software	Trademark	Brand name	relationship	Total
Cost:
Balance at January 1, 2024	3,646	1	—	—	3,647
Additions	76	—	—	—	76
Balance at December 31, 2024	3,722	1	—	—	3,723
Business combination – merger transaction (Note 5.1)	78	—	2,060	1,100	3,238
Additions	284	—	—	—	284
Balance at December 31, 2025	4,084	1	2,060	1,100	7,245

Accumulated amortization and impairment
Balance at January 1, 2024	3,203	1	—	—	3,204
Amortization	359	—	—	—	359
Balance at December 31, 2024	3,562	1	—	—	3,563
Amortization	150	—	408	175	733
Balance at December 31, 2025	3,712	1	408	175	4,296

Carrying amount
As of January 1, 2024	443	—	—	—	443
As of December 31, 2024	160	—	—	—	160
As of December 31, 2025	372	—	1,652	925	2,949